[Letterhead of State Street Research & Management Company,
One Financial Center,
Boston, MA  02111]

                                                                February 5, 2003

Securities and Exchange Commission
Filing Desk
450 Fifth Street N.W.
Judiciary Plaza
Washington, D.C. 20549

RE:      State Street Research Capital Trust
         Securities Act of 1933 File No. 2-86271
         Investment Company Act of 1940 File No. 811-3838
         CIK No. 0000727101

Ladies and Gentlemen:

         The undersigned, STATE STREET RESEARCH CAPITAL TRUST, a Massachusetts business trust, (the "Registrant"), does hereby certify as follows:

(1)      That the forms of prospectus that would have been filed under paragraph
         (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 22 under the Securities Act; Amendment No. 28 under the Investment Company Act of 1940) for the State Street Research Mid-Cap Growth Fund, State Street Research Emerging Growth Fund and State Street Research Aurora Fund series of the Registrant; and

(2) That the text of the most recent amendment to the Registrant's registration statement has been filed electronically (EDGAR accession number 0001047469-03-003544).

                                                        STATE STREET RESEARCH
                                                        CAPITAL TRUST

                                                        By: /s/ Amy L. Simmons
                                                            ------------------
                                                            Amy L. Simmons
                                                            Assistant Secretary

cc:      Geoffrey R.T. Kenyon, Esq.
         Peter Fariel, Esq.
           Goodwin Procter LLP
         Terrence J. Cullen, Esq.
           State Street Research & Management Company